Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MUNDER SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 01, 2012
Munder Mid-Cap Core Growth Fund Prospectus | Munder Mid-Cap Core Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Munder Mid-Cap Core Growth Fund Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES & EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 10 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 58 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The advisor pursues long-term capital appreciation in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. Mid-capitalization companies means those companies with market capitalizations within the range of companies included in the S&P MidCap 400 ® Index ($210 million to $14.3 billion as of September 30, 2011) or within the range of companies included in the Russell Midcap ® Index ($383 million to $16.7 billion as of September 30, 2011).

The Fund’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

The advisor chooses the Fund’s investments by reviewing the earnings growth of all publicly traded mid-capitalization companies over the past three years and selecting from those companies primarily based on:
            above-average, consistent earnings growth;
            financial stability;
            relative valuation;
            strength of industry position and management team; and
            price changes compared to the Russell Midcap® Index.
		Although the Fund will primarily be invested in domestic securities, up to 25% of the Fund’s assets may be invested in foreign securities. From time to time, the advisor will use exchange-traded funds (ETFs) and/or futures to manage cash.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Stock Market Risk
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk
In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Growth Investing Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

Smaller Company Stock Risk
Smaller or medium-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. Prices of small or medium-sized companies tend to be more volatile than those of larger companies and small or medium-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

Foreign Securities Risk
Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded.

ETF Risk
ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Derivatives Risk
		Derivatives, such as futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to the credit risk of the derivative’s counterparty, the risk of mispricing or improper valuation, and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, rates or indices.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of two broad-based securities market indices. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munderfunds.com, or by calling (800) 468-6337.

		The annual returns in the bar chart are for the Fund’s least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 468-6337
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.munderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN (%) per calendar year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	YTD through 3/31/12: 13.82 % Best Quarter: 16.48% (quarter ended 9/30/09) Worst Quarter: -25.26% (quarter ended 12/31/08)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual returns for Class C shares for periods prior to 10/31/03 are for Class II shares and reflect the fees and expenses of the Class II shares prior to that date. The index returns from inception for Class Y, A, B, C, K and R shares are as of 7/1/98, 7/1/00, 7/1/00, 7/1/00, 1/1/03 and 8/1/04, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns of the Class A, B, C, K, R and R6 shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses. No performance information is provided for Class R6 shares as that class had not commenced operation as of the date of this Prospectus.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2011 (including maximum sales charges)
Munder Mid-Cap Core Growth Fund Prospectus | Munder Mid-Cap Core Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,065
1 Year	rr_ExpenseExampleNoRedemptionYear01	678
3 Years	rr_ExpenseExampleNoRedemptionYear03	949
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,240
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,065
1 Year %	rr_AverageAnnualReturnYear01	(6.47%)
5 Years %	rr_AverageAnnualReturnYear05	1.09%
10 Years %	rr_AverageAnnualReturnYear10	6.49%
Since Inception %	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 03, 2000
Munder Mid-Cap Core Growth Fund Prospectus | Munder Mid-Cap Core Growth Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	711
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,319
10 Years	rr_ExpenseExampleYear10	2,220
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,220
1 Year %	rr_AverageAnnualReturnYear01	(6.68%)
5 Years %	rr_AverageAnnualReturnYear05	1.09%
10 Years %	rr_AverageAnnualReturnYear10	6.45%
Since Inception %	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2000
Munder Mid-Cap Core Growth Fund Prospectus | Munder Mid-Cap Core Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	311
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,119
10 Years	rr_ExpenseExampleYear10	2,411
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,411
1 Year %	rr_AverageAnnualReturnYear01	(2.75%)
5 Years %	rr_AverageAnnualReturnYear05	1.47%
10 Years %	rr_AverageAnnualReturnYear10	6.29%
Since Inception %	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2000
Munder Mid-Cap Core Growth Fund Prospectus | Munder Mid-Cap Core Growth Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	728
10 Years	rr_ExpenseExampleYear10	1,600
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	421
5 Years	rr_ExpenseExampleNoRedemptionYear05	728
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,600
1 Year %	rr_AverageAnnualReturnYear01	(1.04%)
5 Years %	rr_AverageAnnualReturnYear05	2.23%
10 Years %	rr_AverageAnnualReturnYear10
Since Inception %	rr_AverageAnnualReturnSinceInception	9.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2002
Munder Mid-Cap Core Growth Fund Prospectus | Munder Mid-Cap Core Growth Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	861
10 Years	rr_ExpenseExampleYear10	1,879
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	499
5 Years	rr_ExpenseExampleNoRedemptionYear05	861
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,879
1 Year %	rr_AverageAnnualReturnYear01	(1.27%)
5 Years %	rr_AverageAnnualReturnYear05	1.98%
10 Years %	rr_AverageAnnualReturnYear10
Since Inception %	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2004
Munder Mid-Cap Core Growth Fund Prospectus | Munder Mid-Cap Core Growth Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[6]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	281
5 Years	rr_ExpenseExampleNoRedemptionYear05	488
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,084
Munder Mid-Cap Core Growth Fund Prospectus | Munder Mid-Cap Core Growth Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	343
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
2002	rr_AnnualReturn2002	(15.22%)
2003	rr_AnnualReturn2003	37.07%
2004	rr_AnnualReturn2004	22.30%
2005	rr_AnnualReturn2005	13.11%
2006	rr_AnnualReturn2006	11.82%
2007	rr_AnnualReturn2007	20.97%
2008	rr_AnnualReturn2008	(43.45%)
2009	rr_AnnualReturn2009	32.80%
2010	rr_AnnualReturn2010	25.48%
2011	rr_AnnualReturn2011	(0.77%)
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD through 3/31/12:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.26%)
1 Year %	rr_AverageAnnualReturnYear01	(0.77%)
5 Years %	rr_AverageAnnualReturnYear05	2.49%
10 Years %	rr_AverageAnnualReturnYear10	7.35%
Since Inception %	rr_AverageAnnualReturnSinceInception	9.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 1998
Munder Mid-Cap Core Growth Fund Prospectus | Return After Taxes on Distributions | Munder Mid-Cap Core Growth Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(0.77%)
5 Years %	rr_AverageAnnualReturnYear05	2.43%
10 Years %	rr_AverageAnnualReturnYear10	7.30%
Since Inception %	rr_AverageAnnualReturnSinceInception	8.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 1998
Munder Mid-Cap Core Growth Fund Prospectus | Return After Taxes on Distributions and Sale of Fund Shares | Munder Mid-Cap Core Growth Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(0.50%)
5 Years %	rr_AverageAnnualReturnYear05	2.13%
10 Years %	rr_AverageAnnualReturnYear10	6.50%
Since Inception %	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 1998
Munder Mid-Cap Core Growth Fund Prospectus | Russell Midcap Index (reflects no deductions for fees, expenses or taxes) | Munder Mid-Cap Core Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.55%)
5 Years %	rr_AverageAnnualReturnYear05	1.41%
10 Years %	rr_AverageAnnualReturnYear10	6.99%
Since Inception %	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 03, 2000
Munder Mid-Cap Core Growth Fund Prospectus | Russell Midcap Index (reflects no deductions for fees, expenses or taxes) | Munder Mid-Cap Core Growth Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.55%)
5 Years %	rr_AverageAnnualReturnYear05	1.41%
10 Years %	rr_AverageAnnualReturnYear10	6.99%
Since Inception %	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2000
Munder Mid-Cap Core Growth Fund Prospectus | Russell Midcap Index (reflects no deductions for fees, expenses or taxes) | Munder Mid-Cap Core Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.55%)
5 Years %	rr_AverageAnnualReturnYear05	1.41%
10 Years %	rr_AverageAnnualReturnYear10	6.99%
Since Inception %	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2000
Munder Mid-Cap Core Growth Fund Prospectus | Russell Midcap Index (reflects no deductions for fees, expenses or taxes) | Munder Mid-Cap Core Growth Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.55%)
5 Years %	rr_AverageAnnualReturnYear05	1.41%
10 Years %	rr_AverageAnnualReturnYear10
Since Inception %	rr_AverageAnnualReturnSinceInception	9.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2002
Munder Mid-Cap Core Growth Fund Prospectus | Russell Midcap Index (reflects no deductions for fees, expenses or taxes) | Munder Mid-Cap Core Growth Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.55%)
5 Years %	rr_AverageAnnualReturnYear05	1.41%
10 Years %	rr_AverageAnnualReturnYear10
Since Inception %	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2004
Munder Mid-Cap Core Growth Fund Prospectus | Russell Midcap Index (reflects no deductions for fees, expenses or taxes) | Munder Mid-Cap Core Growth Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.55%)
5 Years %	rr_AverageAnnualReturnYear05	1.41%
10 Years %	rr_AverageAnnualReturnYear10	6.99%
Since Inception %	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 1998
Munder Mid-Cap Core Growth Fund Prospectus | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) | Munder Mid-Cap Core Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.65%)
5 Years %	rr_AverageAnnualReturnYear05	2.44%
10 Years %	rr_AverageAnnualReturnYear10	5.29%
Since Inception %	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 03, 2000
Munder Mid-Cap Core Growth Fund Prospectus | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) | Munder Mid-Cap Core Growth Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.65%)
5 Years %	rr_AverageAnnualReturnYear05	2.44%
10 Years %	rr_AverageAnnualReturnYear10	5.29%
Since Inception %	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2000
Munder Mid-Cap Core Growth Fund Prospectus | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) | Munder Mid-Cap Core Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.65%)
5 Years %	rr_AverageAnnualReturnYear05	2.44%
10 Years %	rr_AverageAnnualReturnYear10	5.29%
Since Inception %	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2000
Munder Mid-Cap Core Growth Fund Prospectus | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) | Munder Mid-Cap Core Growth Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.65%)
5 Years %	rr_AverageAnnualReturnYear05	2.44%
10 Years %	rr_AverageAnnualReturnYear10
Since Inception %	rr_AverageAnnualReturnSinceInception	9.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2002
Munder Mid-Cap Core Growth Fund Prospectus | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) | Munder Mid-Cap Core Growth Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.65%)
5 Years %	rr_AverageAnnualReturnYear05	2.44%
10 Years %	rr_AverageAnnualReturnYear10
Since Inception %	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2004
Munder Mid-Cap Core Growth Fund Prospectus | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) | Munder Mid-Cap Core Growth Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year %	rr_AverageAnnualReturnYear01	(1.65%)
5 Years %	rr_AverageAnnualReturnYear05	2.44%
10 Years %	rr_AverageAnnualReturnYear10	5.29%
Since Inception %	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 1998

[1]	The sales charge declines as the amount invested increases.
[2]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
[3]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
[4]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.
[5]	Under the Fund's Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
[6]	Other Expenses and Total Annual Fund Operating Expenses for Class R6 Shares are based on estimated expenses for the current year. For Class R6 shares, fees paid to intermediaries for shareholder servicing, record keeping and sub-transfer agency represent 0.00% of Other Expenses.